Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Total	Cumulative Effect, Period of Adoption, Adjustment	Preferred Stock	Common Stock	Additional Paid-in Capital	Treasury Stock	AOCI	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Noncontrolling Interest
Beginning balance at Dec. 31, 2022		$ 4,475,801	$ (297)	$ 537,145	$ 170,141	$ 3,920,346	$ (944,484)	$ (1,442,117)	$ 2,234,770	$ (297)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		542,141							543,705		(1,564)
Other comprehensive income (loss), net of income taxes		325,044						325,044
Cash dividends declared on common stock		(222,329)							(222,329)
Cash dividends declared on preferred stock	[1]	(35,950)							(35,950)
Restricted share unit vesting and taxes paid related to net share settlement		(11,084)			527	(8,938)			(2,673)
Stock options exercised, net		13,025			692	12,333
Share-based compensation expense		32,078				32,078
Acquisition of noncontrolling interest		25,719									25,719
Ending balance at Dec. 31, 2023		5,144,148		537,145	171,360	3,955,819	(944,484)	(1,117,073)	2,517,226		24,155
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		479,451							482,460		(3,009)
Other comprehensive income (loss), net of income taxes		146,308						146,308
Cash dividends declared on common stock		(218,009)							(218,009)
Cash dividends declared on preferred stock	[2]	(42,903)							(42,903)
Repurchases of common stock including costs to repurchase		(272,343)					(272,343)
Restricted share unit vesting and taxes paid related to net share settlement		(11,545)			528	(9,388)			(2,685)
Stock options exercised, net		9,040			298	8,742
Share-based compensation expense		31,556				31,556
Other		548									548
Ending balance at Dec. 31, 2024		5,266,251		537,145	172,186	3,986,729	(1,216,827)	(970,765)	2,736,089		21,694
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		790,192							791,980		(1,788)
Other comprehensive income (loss), net of income taxes		342,504						342,504
Cash dividends declared on common stock		(217,024)							(217,024)
Cash dividends declared on preferred stock	[3]	(45,325)							(45,325)
Repurchases of common stock including costs to repurchase		(142,227)					(142,227)
Restricted share unit vesting and taxes paid related to net share settlement		(17,889)			581	(14,595)			(3,875)
Stock options exercised, net		1,461			48	1,413
Share-based compensation expense		35,130				35,130
Other		334									334
Ending balance at Dec. 31, 2025		$ 6,013,407		$ 537,145	$ 172,815	$ 4,008,677	$ (1,359,054)	$ (628,261)	$ 3,261,845		$ 20,240

[1]	For the year ended December 31, 2023, dividends per share were $1.92 for Series D and $1.47 for Series E Preferred Stock.
[2]	For the year ended December 31, 2024, dividends per share were $2.24 for Series D and $1.78 for Series E Preferred Stock.
[3]	For the year ended December 31, 2025, dividends per share were $1.99 for Series D and $2.10 for Series E Preferred Stock.